Voya Strategic Allocation Portfolios, Inc.

Voya Strategic Allocation Conservative Portfolio

Voya Strategic Allocation Growth Portfolio

Voya Strategic Allocation Moderate Portfolio

(collectively, the "Strategic Allocation Portfolios")

Voya Balanced Portfolio, Inc.

Voya Balanced Portfolio

Voya Variable Portfolios, Inc.

Voya U.S. Bond Index Portfolio

(each, a "Portfolio")

Supplement dated May 2, 2023

to the Strategic Allocation Portfolios' Class I and Class S Shares' Prospectus;

Voya Balanced Portfolio's Class I and Class S Shares' Prospectus; and

Voya U.S. Bond Index Portfolio's Adviser Class, Class I, Class S, and Service 2 Class Shares'

Prospectus, each dated May 1, 2023

(each, a "Prospectus" and collectively, the "Prospectuses")

Effective May 1, 2023: (1) Lanyon Blair, CFA, CAIA was added as a portfolio manager for Voya Balanced Portfolio and the Strategic Allocation Portfolios; (2) Matthew Toms, CFA was removed as a portfolio manager for Voya Balanced Portfolio; and (3) Paul Buren, CFA was added as a portfolio manager for Voya U.S. Bond Index Portfolio. In addition, effective December 31, 2023: (1) Bob Kase, CFA is retiring from Voya Investment Management Co. LLC ("Voya IM"); and (2) Paul Zemsky, CFA is retiring from Voya IM.

1.Effective December 31, 2023, all references to Bob Kase, CFA as a portfolio manager for Voya U.S. Bond Index Portfolio are removed from the Prospectus.

2.Effective December 31, 2023, all references to Paul Zemsky, CFA as a portfolio manager for Voya Balanced Portfolio and the Strategic Allocation Portfolios are removed from the Prospectuses.

3.Effective immediately, the Prospectus for Voya Balanced Portfolio is revised as follows:

a)All references to Matthew Toms, CFA as a portfolio manager for Voya Balanced Portfolio are hereby removed from the Prospectus.

b)The sub-section of the Prospectus entitled "Portfolio Management – Portfolio Managers" in the Portfolio's Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Lanyon Blair, CFA, CAIA	Barbara Reinhard, CFA
Portfolio Manager (since 05/23)	Portfolio Manager (since 05/18)
Paul Zemsky, CFA
Portfolio Manager (since 04/07)
Effective December 31, 2023
Portfolio Managers
Lanyon Blair, CFA, CAIA	Barbara Reinhard, CFA
Portfolio Manager (since 05/23)	Portfolio Manager (since 05/18)

c)The table in the sub-section of the Prospectus entitled "Management of the Portfolios – The Sub-Adviser and Portfolio Managers – Individual Portfolio Managers" is revised to add line item with respect to Lanyon Blair, CFA, CAIA and replace the line item with respect to Paul Zemsky, CFA with the following:

Portfolio	Investment	Portfolio	Recent Professional Experience
Manager	Adviser or
Sub-
Adviser
Lanyon	Voya IM	Voya	Mr. Blair, Portfolio Manager, joined Voya IM in 2015 and is Head
Blair,		Balanced	of Manager Research and Selection for Multi-Asset Strategies
CFA,		Portfolio	and Solutions ("MASS"). He is responsible for manager research
CAIA			and selection activities across all asset classes for the MASS group's multi-manager products. Prior to joining Voya IM, Mr. Blair was an analyst at Wells Fargo, focusing on research and due
diligence of equity, real estate, and multi-asset managers. Prior to that, he was an analyst with Fidelity Investments, covering equity and real estate managers. Mr. Blair began his career as a
consultant with FactSet Research Systems where he worked
closely with equity, fixed income, and real estate research teams.
Paul	Voya IM	Voya	Mr. Zemsky, Portfolio Manager and Chief Investment Officer of
Zemsky,		Balanced	Voya IM's Multi-Asset Strategies, joined Voya IM in 2005 as head
CFA		Portfolio	of derivative strategies. Mr. Zemsky will no longer serve as a
Portfolio Manager for the Portfolio effective on or about
December 31, 2023.

4.Effective immediately, the Prospectus for the Strategic Allocation Portfolios is revised as follows:

a)The sub-sections of the Prospectus entitled "Portfolio Management – Portfolio Managers" in the Summary Sections for each of the Strategic Allocation Portfolios are deleted in their entirety and replaced with the following:

Portfolio Managers
Lanyon Blair, CFA, CAIA	Barbara Reinhard, CFA
Portfolio Manager (since 05/23)	Portfolio Manager (since 05/18)
Paul Zemsky, CFA
Portfolio Manager (since 04/07)
Effective December 31, 2023
Portfolio Managers
Lanyon Blair, CFA, CAIA	Barbara Reinhard, CFA
Portfolio Manager (since 05/23)	Portfolio Manager (since 05/18)

b)The table in the sub-section of the Prospectus entitled "Management of the Portfolios – The Sub-Adviser and Portfolio Managers – Individual Portfolio Managers" is revised to add line item with respect to Lanyon Blair, CFA, CAIA and replace the line item with respect to Paul Zemsky, CFA with the following:

Portfolio	Investment	Portfolio	Recent Professional Experience
Manager	Adviser or
Sub-
Adviser
Lanyon	Voya IM	Voya Strategic Allocation	Mr. Blair, Portfolio Manager, joined Voya IM in
Blair,		Conservative Portfolio	2015 and is Head of Manager Research and
CFA, CAIA		Voya Strategic Allocation	Selection for Multi-Asset Strategies and Solutions
		Growth Portfolio	("MASS"). He is responsible for manager
		Voya Strategic Allocation	research and selection activities across all asset
		Moderate Portfolio	classes for the MASS group's multi-manager
products. Prior to joining Voya IM, Mr. Blair was
an analyst at Wells Fargo, focusing on research
and due diligence of equity, real estate, and
multi-asset managers. Prior to that, he was an
analyst with Fidelity Investments, covering equity
and real estate managers. Mr. Blair began his
career as a consultant with FactSet Research
Systems where he worked closely with equity,
fixed income, and real estate research teams.
Paul	Voya IM	Voya Strategic Allocation	Mr. Zemsky, Portfolio Manager and Chief
Zemsky,		Conservative Portfolio	Investment Officer of Voya IM's Multi-Asset
CFA		Voya Strategic Allocation	Strategies, joined Voya IM in 2005 as head of
		Growth Portfolio	derivative strategies. Mr. Zemsky will no longer
		Voya Strategic Allocation	serve as a Portfolio Manager for the Portfolios
		Moderate Portfolio	effective on or about December 31, 2023.

5. Effective immediately, the Prospectus for Voya U.S. Bond Index Portfolio is revised as follows:

a)The sub-section of the Prospectus entitled "Portfolio Management – Portfolio Managers" in the Portfolio's Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Sean Banai, CFA	Paul Buren, CFA
Portfolio Manager (since 05/23)	Portfolio Manager (since 05/23)
Bob Kase, CFA
Portfolio Manager (since 02/12)
Effective December 31, 2023
Portfolio Managers
Sean Banai, CFA	Paul Buren, CFA
Portfolio Manager (since 05/23)	Portfolio Manager (since 05/23)

c)The table in the sub-section of the Prospectus entitled "Management of the Portfolios – The Sub-Adviser and Portfolio Managers – Individual Portfolio Managers" is revised to add a line item with respect to Paul Buren, CFA and replace the line item with respect to Bob Kase, CFA with the following:

Portfolio	Investment	Portfolio	Recent Professional Experience
Manager	Adviser or
Sub-Adviser
Paul Buren,	Voya IM	Voya U.S. Bond Index Portfolio	Mr. Buren, Portfolio Manager, is
CFA			responsible for portfolio construction of
the multi-sector fixed income strategies
at Voya IM. Prior to joining Voya IM, he
was a senior client representative with
Wilshire Associates.
Bob Kase,	Voya IM	Voya U.S. Bond Index Portfolio	Mr. Kase, Senior Portfolio Manager,
CFA			joined Voya IM in 2007. Prior to joining
Voya IM, he managed corporate, asset-
backed securities, and commercial
mortgage-backed securities for
SunTrust Bank. Prior to that, Mr. Kase
was a senior portfolio manager for
American General, and before that was
a senior portfolio manager at CL Capital
Management. Mr. Kase will no longer
serve as a Portfolio Manager for the
Portfolio effective on or about
December 31, 2023.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Voya Strategic Allocation Portfolios, Inc.

Voya Strategic Allocation Conservative Portfolio

Voya Strategic Allocation Growth Portfolio

Voya Strategic Allocation Moderate Portfolio

(collectively, the "Strategic Allocation Portfolios")

Voya Balanced Portfolio, Inc.

Voya Balanced Portfolio

Voya Variable Portfolios, Inc.

Voya U.S. Bond Index Portfolio

Supplement dated May 2, 2023

to the Strategic Allocation Portfolios' Class I and Class S Shares' Statement of Additional Information;

Voya Balanced Portfolio's Class I and Class S Shares' Statement of Additional Information; and Voya U.S. Bond Index Portfolio's Adviser Class, Class I, Class S, and Service 2 Class Shares' Statement of Additional Information, each dated May 1, 2023

(each, an "SAI" and collectively, the "SAIs")

Effective May 1, 2023: (1) Lanyon Blair, CFA, CAIA was added as a portfolio manager for Voya Balanced Portfolio and the Strategic Allocation Portfolios; (2) Matthew Toms, CFA was removed as a portfolio manager for Voya Balanced Portfolio; and (3) Paul Buren, CFA was added as a portfolio manager for Voya U.S. Bond Index Portfolio. In addition, effective December 31, 2023: (1) Bob Kase, CFA is retiring from Voya Investment Management Co. LLC ("Voya IM"); and (2) Paul Zemsky, CFA is retiring from Voya IM.

1.Effective December 31, 2023, all references to Bob Kase, CFA as a portfolio manager for Voya U.S. Bond Index Portfolio are removed from the SAI.

2.Effective December 31, 2023, all references to Paul Zemsky, CFA as a portfolio manager for Voya Balanced Portfolio and the Strategic Allocation Portfolios are removed from the SAIs.

3.Effective immediately, the SAI for Voya Balanced Portfolio is revised as follows:

a)All references to Matthew Toms, CFA as a portfolio manager for Voya Balanced Portfolio are hereby removed from the SAI.

b)The table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Other Accounts Managed" is amended to include the following:

	Registered Investment		Other Pooled Investment		Other Accounts
	Companies		Vehicles
	Number of	Total	Number of	Total	Number of	Total
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Lanyon Blair, CFA, CAIA	0	$0	0	$0	0	$0

c)The line item with respect to Voya Balanced Portfolio in the table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Compensation" is deleted in its entirety and replaced with the following:

Portfolio	Portfolio Manager	Benchmark
Voya Balanced Portfolio	Lanyon Blair, CFA, CAIA; Barbara Reinhard, CFA;	S&P Target Risk® Growth Index
and Paul Zemsky, CFA

d)The table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Ownership of Securities – Voya Balanced Portfolio" is amended to include the following:

Portfolio Manager	Dollar Range of Fund Shares Owned
Lanyon Blair, CFA, CAIA	None

4. Effective immediately, the SAI for the Strategic Allocation Portfolios is revised as follows:

a) The table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Other Accounts Managed" is amended to include the following:

	Registered Investment		Other Pooled Investment		Other Accounts
	Companies		Vehicles
	Number of	Total	Number of	Total	Number of	Total
Portfolio Manager	Accounts	Assets	Accounts	Assets	Accounts	Assets
Lanyon Blair, CFA, CAIA	0	$0	0	$0	0	$0

b) The tables with respect to each of the Strategic Allocation Portfolios in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Ownership of Securities" are amended to include the following:

Portfolio Manager	Dollar Range of Fund Shares Owned
Lanyon Blair, CFA, CAIA	None

5. Effective immediately, the SAI for Voya U.S. Bond Index Portfolio is revised as follows:

a) The table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Other Accounts Managed" is amended to include the following:

	Registered Investment		Other Pooled Investment		Other Accounts
	Companies			Vehicles
	Number of	Total	Number of	Total Assets	Number of	Total Assets
Portfolio Manager	Accounts	Assets	Accounts		Accounts
Paul Buren, CFA	0	$0	32	$2,301,598,274	3	$898,074,757

b) The line item with respect to Voya U.S. Bond Index Portfolio in the table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Compensation" is deleted in its entirety and replaced with the following:

Portfolio	Portfolio Manager	Benchmark
Voya U.S. Bond Index Portfolio	Sean Banai, CFA; Paul Buren, CFA;	Bloomberg U.S. Aggregate Bond
	and Bob Kase, CFA,	Index

c)The table in the sub-section of the SAI entitled "Sub-Adviser – Portfolio Management – Ownership of Securities – Voya U.S. Bond Index Portfolio" is amended to include the following:

Portfolio Manager	Dollar Range of Fund Shares Owned
Paul Buren, CFA	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE